Consolidated Statement of Cash Flows - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit for the year from
Continuing operations	₺ 5,031,278	₺ 4,239,620	₺ 2,504,254
Discontinued operations			772,436
Profit for the year including discontinued operations	5,031,278	4,239,620	3,276,690
Adjustments for:
Depreciation of property, plant and equipment and investment properties	2,925,508	2,422,078	2,181,823
Amortization of intangible assets and right of use assets	4,326,567	3,530,056	2,844,195
Impairment on property, plant and equipment and intangible asset	39,838	22,645	20,547
Net finance expense	739,943	901,530	1,442,773
Fair value adjustments to derivatives	(2,401,053)	(2,016,859)	(570,204)
Income tax expense	(490,184)	387,193	785,630
Gain on sale of property, plant and equipment	(109,489)	(23,950)	(47,169)
Unrealized foreign exchange losses on operating assets	13,281,421	4,384,197	1,832,636
Provisions	1,247,427	1,230,295	920,924
Share of (profit)/loss of associates and joint ventures	(90,090)	13,775	15,712
Loss on sale of subsidiary		1,387
Adjustments to earnings due to disposal of assets held for sale			(772,436)
Non-cash other adjustments	(23,281)	(13,840)	(15,557)
Cash flows from (used in) operations before changes in working capital	24,477,885	15,078,127	11,915,564
Change in trade receivables	(869,718)	(618,545)	(881,333)
Change in due from related parties	(128,659)	(11,208)	10,025
Change in receivables from financial services	(200,765)	429,950	1,651,180
Change in inventories	(56,820)	(25,316)	2,035
Change in other current assets	(74,817)	547,475	(299,790)
Change in other non-current assets	(11,863)	(71,752)	(38,112)
Change in due to related parties	21,331	27,484	(33,135)
Change in trade and other payables	422,441	614,418	92,427
Change in other non-current liabilities	(30,658)	739	(8,122)
Change in employee benefit obligations	(51,138)	(20,850)	(36,231)
Change in short term contract asset	(209,182)	(38,636)	(223,146)
Change in long term contract asset	60,609	(117,823)	(6,778)
Change in deferred revenue	(22,127)	82,254	45,402
Change in short term contract liability	5,681	24,662	34,652
Change in long term contract liability	144,219	22,874	10,292
Changes in other working capital	(943,259)	(543,289)	(506,303)
Cash generated from operations	22,533,160	15,380,564	11,728,627
Interest paid	(1,822,815)	(1,653,675)	(2,090,718)
Income tax paid	(763,103)	(634,094)	(611,354)
Net cash inflow from operating activities	19,947,242	13,092,795	9,026,555
Cash flows from investing activities:
Acquisition of property, plant and equipment	(5,568,300)	(3,904,443)	(3,195,069)
Acquisition of intangible assets	(4,014,234)	(3,375,915)	(2,821,111)
Proceeds from sale of property, plant and equipment	190,153	99,843	81,192
Payment for acquisition of subsidiary, net of cash acquired	(86,703)
(Payments for)/proceeds from advances given for acquisition of property, plant and equipment	(294,191)	(501,339)	156,936
Contribution of increase of share capital in joint ventures/associates	(484,568)	(76,000)	(38,000)
Proceeds from sale of subsidiary		1,229	2,219,644
Cash inflows from sale of shares or borrowing instruments of other enterprises or funds	693,322	976,576	84,655
Cash outflows from purchase of shares or borrowing instruments of other enterprises or funds	(1,035,421)	(972,188)	(369,591)
Cash inflows/(outflows) from financial assets at amortized cost	238,395	(23,298)
Interest received	1,223,866	994,899	854,018
Net cash outflow from investing activities	(9,137,681)	(6,780,636)	(3,027,326)
Cash flows from financing activities:
Dividends received for treasury share	19,857	6,232	7,380
Proceeds from derivative instruments	1,403,609	2,085,585	1,924,363
Repayments of derivative instruments	(1,718,061)	(866,650)	(1,101,876)
Proceeds from issues of loans and borrowings	13,033,337	22,983,201	29,060,490
Proceeds from issues of bonds	192,157	494,987	311,649
Repayments of borrowings	(12,496,149)	(26,354,532)	(31,297,901)
Repayments of bonds	(142,157)	(455,878)	(225,794)
Dividends paid to shareholders	(2,585,787)	(811,622)	(1,010,000)
Dividends paid to non-controlling interest in subsidiaries		(32,856)	(125,027)
Acquisition of treasury shares		(9,994)	(9,998)
Payments of lease liabilities	(1,649,046)	(1,302,335)	(1,215,320)
Other cash (outflows)/inflows from financing activities		(3,951)	204,077
Net cash outflow from financing activities	(3,942,240)	(4,267,813)	(3,477,957)
Net increase in cash and cash equivalents	6,867,321	2,044,346	2,521,272
Cash and cash equivalents at 1 January	11,860,555	10,238,715	7,419,239
Effects of exchange rate changes on cash and cash equivalents	(107,995)	(422,506)	298,204
Cash and cash equivalents at 31 December	₺ 18,619,881	₺ 11,860,555	₺ 10,238,715